DIVESTITURES - IPTV operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2012	Dec. 31, 2014	Dec. 31, 2012
DIVESTITURES
Payment of unpaid balance related to divestiture		$ 804
IPTV divestiture | Disposed of by sale, not discontinued operations
DIVESTITURES
Amount of consideration paid by the Company upon divestiture	$ 30,000
Net loss (gain) on divestitures			$ (17,500)